Basis of preparation (Details) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 31, 2022 $ / shares	Jan. 31, 2022 $ / shares shares
Disclosure of changes in accounting estimates [line items]
Number of securities called by warrants | shares	1				1,343,727
Exercise price of warrants | $ / shares				$ 7.72	$ 7.72
Property, plant and equipment	€ 7,674		€ 9,464
Other operating income	733	€ 366	3,209
Change
Disclosure of changes in accounting estimates [line items]
Depreciation expense			(1,317)
Other operating income (expense)			273
Lease liability			(273)
Property, plant and equipment			1,317
Other operating income			€ 273
Warrants
Disclosure of changes in accounting estimates [line items]
Share issue related cost	€ 68